Employee Benefit Plans - Pension Plan Assets Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 361		$ 252
Unfunded commitments	54		44
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value	273		276
Unfunded commitments	11		18
Pension | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	130	[1]	146	[1]
Unfunded commitments	11	[1]	18	[1]
Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 143	[2]	$ 130	[2]
Redemption frequency	Monthly	[2]	Monthly	[2]
Redemption notice period	30-45 days	[2]	30-45 days	[2]

[1]	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
[2]	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.